Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Text Block]
11.	Income Taxes

Income taxes reported differ from the amount computed by applying the statutory rates to losses. The reasons are as follows:

		2012		2011
Statutory income taxes	$	(605)	$	(694)
Net operating losses for which no tax benefits have been recorded		368		514
Excess of depreciation over capital cost allowance		3		(2)
Non-deductible expenses		18		4
Undeducted research and development expenses		273		231
Tax deductible portion of transaction costs		-		-
Investment tax credit		(57)		(53)
Modification of warrants terms		-		-

		$-		$-

The major components of the deferred tax assets classified by the source of temporary differences are as follows:

	2012	2011

Leasehold Improvements and equipment	$13	$14
Net operating losses carryforward	2,278	2,140
Undeducted research and development expenses	1,301	1,141
Non-refundable tax credits carryforward	914	807

	4,506	4,102

Valuation allowance	(4,506)	(4,102)

	$-	$-

The valuation allowance at December 31, 2011 was $4,102 thousand. The net change in the valuation allowance during the period ended December 31, 2012, was an increase of $404 thousand. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2012.

There were Canadian and provincial net operating losses of approximately $8,390 thousand (2011 - $7,608 thousand) and $8,566 thousand (2011 - $7,437 thousand) respectively, that may be applied against earnings of future years. Utilization of the net operating losses is subject to significant limitations imposed by the change in control provisions. Canadian and provincial losses will be expiring between 2027 and 2032. A portion of the net operating losses may expire before they can be utilized.

As at December 31, 2012, the Company had non-refundable tax credits of $914 thousand (2011 - $803 thousand) of which $24 thousand is expiring in 2017, $213 thousand is expiring in 2018, $193 thousand is expiring in 2019, $186 thousand is expiring in 2020, $187 thousand is expiring in 2021 and $111 thousand is expiring in 2022 and undeducted research and development expenses of $4,464 thousand (2011 - $3,656 thousand) with no expiration date.

The deferred tax benefit of these items was not recognized in the accounts as it has been fully provided for.

Unrecognized Tax Benefits

The Company does not expect its unrecognized tax benefits to change significantly over the next twelve months.

Tax Years and Examination

The Company files tax returns in each jurisdiction in which it is registered to do business. For each jurisdiction a statute of limitations period exists. After a statute of limitations period expires, the respective tax authorities may no longer assess additional income tax for the expired period. Similarly, the Company is no longer eligible to file claims for refund for any tax that it may have overpaid. The following table summarizes the Company’s major tax jurisdictions and the tax years that remain subject to examination by these jurisdictions as of December 31, 2012:

Tax Jurisdictions	Tax Years
Federal - Canada	2010 and onward
Provincial - Quebec	2010 and onward